Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Income Tax [Abstract]
Disclosure of detailed information about income tax benefit expense included in profit and loss [text block]
For the years ended December 31, 2017, 2016 and 2015, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2017	2016	2015
Operation in Mexico:
Current ISR	1,512,721	1,215,171	1,291,536
Deferred ISR	(157,646)	264,086	146,595
	1,355,075	1,479,257	1,438,131
Foreign operation:
Current ISR	198,813	45,358	196,954
Deferred ISR	(469,444)	118,818	45,475
Total ISR expense	$1,084,444	1,643,433	1,680,560

Disclosure of detailed information about income tax expense attributable to income before income taxes [text block]
The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2017, 2016 and 2015 due to the items listed below:

	December 31,
	2017		2016		2015
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,811,667	30%	$1,678,379	30%	$1,650,025	30%
Increase (decrease) resulting from:
Net effects of inflation	(329,516)	(5)%	(144,611)	(2)%	(87,322)	(2)%
(Non-taxable income) Non-deductible expenses	88,330	1%	14,550	0%	(4,882)	(0)%
Effect of rate difference of foreign subsidiary	702	0%	21,979	0%	57,103	1%
Effect from non-deductible employee benefits	83,953	1%	71,868	1%	74,173	1%
Effect of change of income tax rate in the United States of America	(443,104)	(7)%	-	-	-	-
Cancellation of loss by acquisition	(129,036)	(2)%
Other	1,448	0%	1,268	0%	(8,537)	0%
Income tax expense	$1,084,444	18%	$1,643,433	29%	$1,680,560	30%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as at December 31, 2017, 2016 and 2015 are detailed below:

	December 31,
	2017	2016	2015
Deferred tax assets
Accounts payable	$16,404	831	764
Employee benefits	45,519	42,221	32,572
PTU payable	12,917	12,700	9,516
Accounts receivable	-	-	404
Tax loss carryforwards	-	2,760	10,236
Property, plant and equipment	-	-	490
Other provisions	7,025	1,754	239
Total deferred tax assets	81,865	60,266	54,221

Deferred tax liabilities
Property, plant and equipment	59	82	-
Prepaid expenses	1,136	52	94
Total deferred tax liabilities	1,195	134	94
Net deferred tax assets	80,670	60,132	54,127

	December 31,
	2017	2016	2015
Deferred tax assets
Accounts payable	$1,170,771	964,676	1,093,145
Tax loss carryforwards	22,013	676	1,081
Goodwill	7,562	19,846	22,326
Other provisions	54,020	24,049	6,606
Derivative financial instruments	-	-	859
Total deferred tax assets	1,254,366	1,009,247	1,124,017

Deferred tax liabilities
Inventories	1,601,498	1,612,890	1,400,793
Accounts receivable	421,191	438,146	382,585
Property, plant and equipment	2,428,358	2,566,002	2,356,509
Prepaid expenses	392,800	302,958	353,166
Derivative financial instruments	253,898	1,826	-
Total deferred tax liabilities	5,097,745	4,921,822	4,493,053
Net deferred tax liability	$3,843,379	3,912,575	3,369,036

Disclosure of detailed information about deferred tax assets not been recognized [text block]	Deferred tax assets that have not been recognized in the Company’s consolidated financial statements are as follows:
	December 31,
	2017	2016	2015
Recoverable tax on assets	-	-	1,774
Total	$-	-	1,774

Disclosure of detailed information about reconciliation of changes in deferred tax liability asset [text block]
	January 1, 2017	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2017
Accounts payable	$(965,507)	(223,640)	1,972	(1,187,175)
Employee benefits	(42,221)	1,915	(5,213)	(45,519)
PTU payable	(12,700)	(217)	-	(12,917)
Tax loss carryforwards	(3,436)	(18,577)	-	(22,013)
Other provisions	(25,803)	(35,577)	335	(61,045)
Goodwill	(19,846)	10,895	1,389	(7,562)
Intangible assets	-	-	253,898	253,898
Inventories	1,612,890	(82,523)	71,131	1,601,498
Accounts receivable	438,146	(16,955)	-	421,191
Property, plant and equipment	2,566,084	(351,511)	213,844	2,428,417
Prepaid expenses	303,010	90,926	-	393,936
Derivative financial instruments	1,826	(1,826)	-	-
Net deferred tax liability	$3,852,443	(627,090)	537,356	3,762,709

	January 1, 2016	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2016
Accounts payable	$(1,093,909)	134,658	(6,256)	(965,507)
Employee benefits	(32,572)	(14,115)	4,466	(42,221)
PTU payable	(9,516)	(3,184)	-	(12,700)
Tax loss carryforwards	(11,317)	7,881	-	(3,436)
Other provisions	(6,846)	(18,200)	(757)	(25,803)
Goodwill	(22,326)	6,272	(3,792)	(19,846)
Inventories	1,400,793	167,441	44,656	1,612,890
Accounts receivable	382,182	55,964	-	438,146
Property, plant and equipment	2,356,019	93,752	116,313	2,566,084
Prepaid expenses	353,260	(50,250)	-	303,010
Derivative financial instruments	(859)	2,685	-	1,826
Net deferred tax liability	$3,314,909	382,904	154,630	3,852,443

	January 1, 2015	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2015
Accounts payable	$(1,125,260)	35,489	(4,138)	(1,093,909)
Employee benefits	(21,515)	(3,274)	(7,783)	(32,572)
PTU payable	(6,800)	(2,716)	-	(9,516)
Tax loss carryforwards	(25,455)	14,389	(251)	(11,317)
Other provisions	(16,101)	9,379	(124)	(6,846)
Goodwill	-	(20,588)	(1,738)	(22,326)
Inventories	1,188,259	187,852	24,682	1,400,793
Accounts receivable	410,870	(28,688)	-	382,182
Property, plant and equipment	2,365,620	(88,973)	79,372	2,356,019
Prepaid expenses	257,329	95,931	-	353,260
Derivative financial instruments	5,872	(6,731)	-	(859)
Net deferred tax liability	$3,032,819	192,070	90,020	3,314,909

Disclosure of detailed information about tax loss carryforwards and its expiration period [text block]
As at December 31, 2017, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2017
Year	Tax loss carryforwards	Year of expiration / maturity
2017	$73,538	2027